Share-Based Compensation - Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of Options
Outstanding at beginning of year (in shares) | shares	340,492
Granted (in shares) | shares	1,168,754
Expired/canceled/forfeited (in shares) | shares	(96,306)
Exercised (in shares) | shares	0
Outstanding at end of year (in shares) | shares	1,412,940
Wgtd. Avg. Exercise Price
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 24.38
Granted (in dollars per share) | $ / shares	3.33
Expired/canceled/forfeited (in dollars per share) | $ / shares	22.01
Exercised (in dollars per share) | $ / shares	0.00
Outstanding at end of year (in dollars per share) | $ / shares	$ 7.13
Additional Disclosures
Options exercisable at end of year (in shares) | shares	256,013
Options expected to vest (in shares) | shares	1,355,094
Options exercisable at end of year (usd per share) | $ / shares	$ 24.11
Options expected to vest (usd per share) | $ / shares	$ 7.29
Outstanding, remaining contractual term	8 years 8 months 28 days
Exercisable, remaining contractual term	4 years 8 months 22 days
Vested and expected to vest, remaining contractual term	8 years 8 months 14 days
Outstanding, intrinsic value | $	$ 186
Exercisable, intrinsic value | $	0
Vested and expected to vest, intrinsic value | $	$ 176